Subsequent events (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities:

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions)
Mizuho Capital Investment (JPY) 2 Limited	¥274,500	Arrival of optional redemption date